Allowance for Credit Losses (Impaired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loan loss allowances
Total troubled debt restructuring		$ 3,213
Period of charge off for past due unsecured commercial loans	90 days
Domestic | Residential: first lien
Loan loss allowances
Total troubled debt restructuring		1,642
Domestic | Residential Junior Lien
Loan loss allowances
Total troubled debt restructuring		714
Consumer | Domestic
Loan loss allowances
Total troubled debt restructuring		802
Foreign. | Foreign
Loan loss allowances
Total troubled debt restructuring		$ 55